SIDLEY AUSTIN LLP 787 SEVENTH AVENUE NEW YORK, NY 10019 +1 212 839 5300 +1 212 839 5599 FAX AMERICA • ASIA PACIFIC • EUROPE	+1 212 839 5969 CTEODORO@SIDLEY.COM

January 26, 2022

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Christopher Bellacicco, Division of Investment Management

Re:	U.S. Monthly Income Fund for Puerto Rico Residents, Inc.

(1933 Act File No. 333-259184 / 1940 Act File No. 811-23687)

Dear Mr. Bellacicco:

On behalf of the U.S. Monthly Income Fund for Puerto Rico Residents, Inc. (the “Fund”), below please find our responses to comments (the “Comments”) received from you on May 7, 2021 on the Fund’s draft registration statement on Form N-1A (the “Registration Statement”), as well as comments provided with respect to the Puerto Rico Short-Term Investment Fund, Inc. that you requested we incorporate herein. The Registration Statement was submitted via email to the Securities and Exchange Commission (the “Commission”) on March 12, 2021 and contained a Prospectus relating to the issuance of shares (the “Shares”) of the Fund, as well as a Statement of Additional Information relating to the Fund.

We have discussed your Comments with representatives of the Fund. Pursuant to your instructions, we are transmitting our responses to the Comments in the form of this response letter (the “Response Letter”) concurrently with a filing of the Registration Statement, including exhibits (the “Filing”), which Filing reflects our responses.

Unless otherwise indicated, defined terms used herein have the meaning set forth in the Registration Statement.

GENERAL

1.	Comment: Please supplementally explain to the staff whether the Fund intends to apply for any exemptive or no action relief.

Response: We confirm that the Fund does not presently intend to apply for any exemptive or no action relief.

Sidley Austin (NY) LLP is a Delaware limited liability partnership doing business as Sidley Austin LLP and practicing in affiliation with other Sidley Austin partnerships.

2.

Comment: Please confirm to us that the Fund will stop selling Shares upon the filing of the N-8A until the staff accelerates the effectiveness of the registration statement under the Securities Act of 1933 (the “1933 Act”).

Response: We confirm that the Fund stopped selling Shares upon the filing of the N-8A until the Staff accelerates the effectiveness of the registration statement under the 1933 Act.

FORM N-1A FACING SHEET

3.	Comment: Please confirm that the boxes indicating that the Registration Statement is filed under the Investment Company Act and the 1933 Act will be marked.

Response: We confirm that the boxes indicating that the Registration Statement is filed under the Investment Company Act and the 1933 Act have been marked in the Filing.

PROSPECTUS

FEE TABLE AND EXAMPLES

4.

Comment: Footnote 3 of the Fee Table states that the “Expense Limitation Agreement is effective through [ ], 2022 ...” Please confirm that the expense limitation agreement will extend for at least one year. Otherwise, please remove this footnote and the waiver line items from the fee table.

Response: We confirm that the Expense Limitation Agreement will extend for at least one year.

5.

Comment: The same footnote states that the “Expense Limitation Agreement … may be terminated upon 30 days’ notice by a majority of the non-interested trustees of the Fund, by a vote of a majority of the outstanding voting securities of the Fund or the Administrator.”:

a.	If the Administrator can unilaterally terminate the agreement before the one year period expires, please remove the fee waiver and expense reimbursement item from the fee table.

Response: The Administrator cannot unilaterally terminate the agreement before the one year period expires; the fee waiver and expense reimbursement item has therefore been retained in the fee table.

b.	Please confirm that the Board does not have any current intention to terminate within the first year.

Response: We confirm that the Board does not have any current intention to terminate within the first year.

6.	Comment: With respect to the Expense Example, if the Example reflects a waiver or reimbursement for the first year, please disclose this fact, as required by Item 3 Instruction 4(a) of Form N-1A.

Response: The Expense Example has been revised to reflect that a waiver or reimbursement is in effect for the first year only.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

7.

Comment: The first paragraph states that under “normal circumstances, up to 80% of the Fund’s net assets, plus the amount of any borrowings for investment purposes, will be invested in U.S. municipal securities (the “US Portion”)…” Please note that if using the term ‘municipal’ in its name, the Fund needs an 80% policy under Rule 35d-1(a)(4).

Response: The Fund’s name has been changed to the “U.S. Monthly Income Fund for Puerto Rico Residents, Inc.” In that regard, the Fund’s investment objective is to provide investors with current income, consistent with the preservation of capital.

8.

Comment: The same paragraph states that the “Fund’s US Portion may include investments in Build America Bonds (“BABs”) and taxable municipal securities (i.e., municipal securities that are generally taxable to non-Puerto Rico investors).” Please disclose supplementally to what extent the Fund will invest in such securities and, with respect to the reference to “non-Puerto Rico investors,” please change such reference to “non-Puerto Rico residents.”

Response: We supplementally confirm that the Fund currently does not expect its combined holdings in BABs and taxable municipal securities to exceed 80% of total assets. The reference to “non-Puerto Rico investors” in the above-mentioned paragraph has been amended to refer to “non-Puerto Rico residents.”

9.

Comment: The paragraph beginning with “The Fund invests” refers to mortgage-backed securities and asset-backed securities issued of Puerto Rico issuers. Please confirm supplementally that the referenced mortgage-backed and asset-backed securities will also be high quality securities pursuant to the disclosure in the prior paragraph.

Response: We confirm that the referenced mortgage-backed and asset-backed securities will also be high quality securities pursuant to the disclosure in the above-mentioned paragraph.

PRINCIPAL RISKS

10.

Comment: “Repurchase Agreements Risk” and “Reverse Repurchase Agreements Risk.” The Staff notes that there is no reference to repurchase agreements and reverse repurchase agreements in the Strategies, but they are listed as principal risks. Please reconcile this discrepancy.

Response: Repurchase agreements were previously mentioned in the “Investment Process” Section and we also provided similar disclosure regarding repurchase Agreements in the Strategies Section that appears in the Summary. “Reverse Repurchase Agreements Risk” has been deleted from the above-mentioned section of the Filing.

11.	Comment: “CMO Risk.” Please explain to the Staff what percentage of assets are in junk, CDOs, CMOs and CLOs. Please note that the Staff may have further comments based upon your response.

Response: We confirm that as of December 31, 2021, none of the Fund’s assets are invested in “junk” grade securities. The Fund currently does not have any investments in CDOs or CLOs.

12.	Comment: “Asset-Backed Securities Risk.” Please disclose whether there any particular risk to the types of asset-backed securities in which the Fund will invest, such as automobiles and credit cards.

Response: The Fund is not currently exposed to a particular type of asset-backed security.

13.	Comment: “Illiquid Securities Risk.” Please confirm that the Fund will develop a liquidity risk management program and classify its holdings as required by Rule 22(e)(4).

Response: The Fund has developed a liquidity risk management program to classify its holdings as required by Rule 22(e)(4).

PERFORMANCE INFORMATION (PAGE 9)

14.	Comment:

a.

If the Fund is including prior performance from the time when the Fund operated under the Puerto Rico Investment Companies Act, please disclose this here and note that the Fund was not subject to the same restrictions as U.S. registered investment companies.

Response: The above-mentioned disclosure has been included in the relevant section of the Filing, as requested.

b.

Will the Fund use its actual performance prior to registration under the 1940 Act or will it be adjusted for the Fund’s current expenses. If the latter, please explain supplementally how it will be adjusted.

Response: We confirm that the Fund will include actual performance information for periods prior to its registration under the 1940 Act; such performance information will not be adjusted for the Fund’s current expenses.

INVESTMENT ADVISER AND SUBADVISER

15.	Comment: Please confirm in the Prospectus that the Adviser will be registered with the Securities and Exchange Commission.

Response: The Prospectus has been amended to confirm that the Adviser is registered as an adviser under the Investment Advisers Act of 1940.

TAX INFORMATION (PAGE 10)

16.	Comment: If the Fund plans to rely on the Summary Prospectus Rule 498, please note that it must include the information required by Rule 498(b)(3)(ii)(B).

Response: The information required by Rule 498(b)(3)(ii)(B) has been included in the above-mentioned section of the Filing.

INVESTMENT PROCESS (Page 12)

17.	Comment: Consider moving this section under the Principal Investment Strategies of the Fund heading as it seems more appropriate to be included there.

Response: “Investment Process” has been moved under “Principal Investment Strategies of the Fund” in the Filing.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND (PAGE 12)

18.

Comment: The disclosure states that the “Investment Adviser or Subadviser, as applicable, are not required to sell portfolio securities if they are subsequently downgraded below investment grade after they are purchased by the Fund.” Please advise if the Adviser would consider other investments when determining whether to sell a security that was downgraded.

Response: We confirm that the Adviser will consider the ratings of its other investments when determining whether to sell a security that was downgraded.

PRINCIPAL RISKS (Page 13)

19.	Comment: Please revise the numbering on what is now numbered as SAI-13.

Response: We have revised the page numbering in the document to be internally consistent.

20.

Comment: Please include more detailed disclosure that expands on the risk disclosure provided in response to Item 4. See Investment Management Guidance Update 2014–08 for guidance on the risk disclosure to be provided in response to Item 9.

Response: The risk disclosure has been revised to satisfy the requirements of Items 4 and 9 in accordance with the referenced Guidance.

21.	Comment: (Page 17). “Lower-Rated and Below Investment Grade Securities Risk”. Please disclose that these also may be referred to as junk bonds.

Response: The above-mentioned disclosure has been revised in the Filing as requested.

MANAGING YOUR FUND ACCOUNT (Page 21)

22.	Comment: (Discussion regarding sales charges). Please include the disclosure required by Item 12(a)(5) of Form N-1A.

Response: As shares may only be purchased through a brokerage account maintained with the Distributor or a Dealer, and not directly via telephone, mail or website, the above-referenced disclosure has not been added to the Amended Registration Statement.

MANAGING YOUR FUND ACCOUNT — Market Timing (Page 23)

23.	Comment: Please provide a statement of the specific basis for the view of the Board that it is appropriate for the Fund not to have market timing procedures as required by Item 11(e)(3) of Form N-1A.

Response: The above-mentioned disclosure has been included in the Filing.

MANAGING YOUR FUND ACCOUNT — REDEEMING SHARES (PAGE 23)

24.	Comment: Please disclose the methods the Fund typically expects to use to meet redemption request as required by Item 11(c)(8) of Form N-1A.

Response: The above-mentioned section has been revised to include the methods that the Fund typically expects to use to meet redemption requests, as required by Item 11(c)(8) of Form N-1A.

MANAGING YOUR FUND ACCOUNT — ADDITIONAL INFORMATION (PAGE 24)

25.	Comment: Please provide the information required in response to Item 11(e) regarding frequent trading of Fund Shares.

Response: The above-mentioned disclosure has been included in the Filing.

26.

Comment: The disclosure states: “If you want to redeem recently purchased Shares, the Fund may delay payment to assure that it has received good payment. If you purchased shares by check, this can take up to 15 days.” Please revise the first sentence to say: “If you want to redeem Shares that you recently purchased by check…”

Response: The above-mentioned disclosure has been revised in the Filing as requested.

DISTRIBUTION ARRANGEMENTS

27.

Comment: (Page 25). In the final paragraph. Please disclose that because these are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment. See Item 12(b)(2) of Form N-1A.

Response: The above-mentioned disclosure has been included in the Filing.

INVESTMENT ADVISORY AND OTHER ARRANGEMENTS — INVESTMENT ADVISORY CONTRACT (PAGE 25)

28.

Comment: First paragraph – the Staff notes that the basis for the fee appears to be changing from net to gross assets. Please confirm whether shareholders approved this change, and if there was no shareholder approval, were shareholders notified of this change including the impact it would have on fees? Please explain in the correspondence that there actually is no change in the fee.

Response: We confirm that there has been no change in the actual advisory fee under the Investment Advisory Agreement. While the advisory fee is disclosed based on net assets in the fee table, the actual advisory under the Investment Advisory Agreement continues to be charged on the basis of the same percentage of gross assets. For purposes of disclosure in the fee table only, the dollar amount of the actual advisory fee charged to investors is recalculated so as to be based on net assets, resulting in a higher numerical percentage, although no actual change in fees has occurred.

DIVIDENDS AND TAXES (PAGE 28)

29.

Comment: (Fourth paragraph on page 29). If the Fund has received an opinion from Puerto Rico counsel about its tax status, please include as an exhibit as required by Rule 436(a). If it has not received an opinion, please explain why one is not necessary.

Response: The Fund has received the necessary tax advice in connection with the offering, and on that basis and in light of the nature of the Fund’s offering of securities respectfully submits that a tax opinion is not required with respect to the Filing.

30.	Comment: “United States Taxation” subsection (page 32). Please include disclosure regarding the tax consequences to U.S. Investors (i.e., non-Puerto Rico residents).

Response: The tax consequences to U.S. Investors has been included in the above-mentioned section of the Filing.

GENERAL INFORMATION (PAGE 37)

31.	Comment: If the Fund is incorporating the Statement of Additional Information by reference, please state so.

Response: A discussion of the incorporation by reference of the Statement of Additional Information has been included in the above-mentioned section of the Filing.

GENERAL INFORMATION – ANNUAL/QUARTERLY REPORTS

32.	Comment: Please advise if the header “Annual/Quarterly Reports” should be revised to “Annual/Semi-Annual Reports”.

Response: The above-mentioned disclosure has been revised to refer to “Annual/Semi-Annual Reports.”

33.	Comment: (Page 38). Please include the Fund’s 811 number as required by Item 1(b)(4) of Form N-1A.

Response: The Fund’s 811 number has been included in the above-mentioned section of the Filing.

STATEMENT OF ADDITIONAL INFORMATION

HISTORY OF THE FUND (PAGE SAI-1)

34.

Comment: The second paragraph states: “As of the date of this SAI, the Fund is authorized to issue 88,000,000 shares of beneficial interest …” Please explain to the Staff what actions the Fund plans to take if it approaches or reaches its limit. For example, will the Fund close or seek additional shares to be authorized, or will the Fund take advantage of U.S. mutual funds’ ability to issue an unlimited number of shares?

Response: It is not anticipated that the Fund will approach or reach the maximum number of authorized shares (i.e., 88,000,000 shares of beneficial interest). If it does, the Fund will seek to authorize additional shares or will suspend the issuance of new shares until more shares are available as the result of redemptions.

INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS (PAGE SAI-1)

35.	Comment: (Page SAI-2). Please disclose the Fund’s policy regarding concentration in an industry or group of industries as required by Item 16(c)(1)(iv) of Form N-1A.

Response: The above-requested disclosure has been included in the Amended Registration Statement.

36.	Comment: (Page SAI-2). Policy (i) — please confirm that should this policy change, the Fund will comply with any applicable exemptions regarding fund of fund arrangements.

Response: We supplementally confirm that if this policy changes, the Fund will comply with any applicable exemptions regarding fund of fund arrangements.

37.

Comment: The final paragraph discusses the voting requirements for changing the fundamental restrictions. Please revise the Certificate of Incorporation to remove any voting requirements that are inconsistent with the 1940 Act.

Response: Please see response to this comment under the heading below “Supplemental Comments.”

38.	Comment: The following paragraph states: “In addition, the Fund may not change the following investment restrictions without the approval of a majority of the Board and prior written notice to shareholders of the Fund:” Please revise to explain that the investment restrictions in (d), (f), (g) and (h) can only be changed with approval of the holders of a majority of the Fund’s outstanding voting securities as defined in the 1940 Act. See Section 13(a) of the 1940 Act.

Response: The above-mentioned paragraph has been revised in the Filing, as requested.

INFORMATION ON DIRECTORS AND EXECUTIVE OFFICERS (PAGE SAI-18)

39.	Comment: (Page SAI-19, “Independent Directors” section). It appears that some sentences were included in error.

Response: The above-referenced section has been revised to remove the sentences that were included in error.

40.

Comment: (Page SAI-18) Please disclose the extent of the Board’s role in the risk oversight of the Fund, such as how the Board administers its oversight function and the effect that this has on the Board’s leadership structure as required by Item 17(b)(1) of Form N-1A.

Response: The above-mentioned disclosure has been included in the Filing, as requested.

41.	Comment: (Page SAI-19, paragraph before Table of Directors). Regarding the definition of “Affiliated Funds,” please confirm that this includes all funds in the Fund Complex.

Response: The reference to “Affiliated Funds” has been revised to clarify that it includes all funds in the Fund Complex.

MANAGEMENT, ADVISORY AND OTHER SERVICE ARRANGEMENTS – INVESTMENT ADVISORY ARRANGEMENTS

42.	Comment: (Page SAI-24, paragraph discussing the Investment Advisory Agreement). Please confirm that the Investment Advisory Agreement will conform with Section 15 of the 1940 Act.

Response: We supplementally confirm that the Investment Advisory Agreement will conform with Section 15 of the 1940 Act.

43.	Comment: (Page SAI-24, “Sub-Advisory Agreement” sub-section). Please clarify whether the sub-advisory arrangements approved by shareholders or if there is a manager of managers order.

Response: We confirm that the Fund’s existing sub-advisory arrangements were approved by shareholders.

44.

Comment: (Page SAI-24). “The Investment Adviser (not the Fund) pays the Subadviser a fee equal to a percentage of the advisory fee paid to the Investment Adviser under the Advisory Agreement.” Please clarify if the adviser is paying the sub-adviser the entire advisory fee.

Response: The above-mentioned disclosure has been revised in the Filing to clarify that the Investment Adviser (not the Fund) pays the Subadviser a fee equal to 0.25% of the average daily gross assets of the U.S. Portion. This is a portion of the fee paid to the Investment Adviser, which is equal to 0.75% of the average daily gross assets of the Fund.

45.	Comment: (Page SAI-25, paragraph discussing the expense limitation arrangement).

a.	Please revise this language to be consistent with the description of the expense limitation agreement in the Fee Table footnote.

Response: The above-referenced language has been revised to be consistent with the description of the expense limitation agreement in the Fee Table footnote.

b.	Please confirm that the reimbursement will not cause the Fund’s expenses to exceed the (1) expense cap at the time the fees are waived and (2) the current expense cap.

Response: We supplementally confirm that the reimbursement will not cause the Fund’s expenses to exceed the (1) expense cap at the time the fees are waived and (2) the current expense cap.

46.	Comment: (Page SAI-26, Portfolio Manager Beneficial Holdings Table). Please revise the dollar range of equity securities to match the format prescribed in Item 20(c).

Response: The above-referenced disclosure will be revised as requested in a subsequent amendment to the Registration Statement when more updated information is available.

MANAGEMENT, ADVISORY AND OTHER SERVICE ARRANGEMENTS – DISTRIBUTOR (PAGE SAI-28)

47.	Comments:

a.	Please provide the distribution fees paid last year as per Item 19(g).

Response: The amount of the distribution fee paid last year has been included in the Filing.

b.	Please provide the information required by Item 25(b) (e.g., net underwriting discounts and other required information).

Response: The referenced disclosure has been provided.

PORTFOLIO TRANSACTIONS AND BROKERAGE

48.	Comment: (Page SAI-29, Brokerage Commissions Table).

a.	Please identify the affiliated brokers in the table below and confirm that the table also includes affiliates of affiliates.

Response: No affiliated brokers were used by the Fund in the last three fiscal years.

b.

For each broker identified, state the percentage of the Fund’s aggregate commissions paid during the most recent fiscal year and the percentage of the Fund’s aggregate dollar amount of transactions involving payment of commissions effected through the broker during the most recent fiscal year.

Response: This item is not applicable since no affiliated brokers were used by the Fund as noted above.

PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES (PAGE SAI-31)

49.	Comment: Please provide the disclosure regarding portfolio holdings required by Item 16(f)(1)(i)-(iv), (vi) and (vii), and also the information required by Item 16(f)(2).

Response: Disclosure regarding portfolio holdings has been included in the Filing, as requested.

CODE OF ETHICS (SAI-32)

50.	Comment: Please disclose whether the principle underwriter has a code of ethics as required by Item 17(e).

Response: The Filing includes disclosure regarding the Distributor’s adoption of a Code of Ethics.

PART C

51.	Comment: (Certificate of Incorporation of the Registrant Exhibit). Please confirm that this is the entire certificate.

Response: We confirm that the Certificate of Incorporation of the Registrant is complete.

52.	Comment: (Page C-4). Please use a signature line for the directors using a conformed signature line.

Response: A signature line will be used for directors using a confirmed signature line.

53.	Comment: (Powers of Attorney Exhibit). Please confirm that the Powers of Attorney is complete or will be at the time of effectiveness.

Response: We confirm that the Powers of Attorney is complete.

ACCOUNTING COMMENTS

54.

Comment: Please update the disclosure in the footnotes to the fee table for the Fund to state that the recoupment period is limited to three years from the date of the waiver/reimbursement. Please also disclosure if any recoupment is limited to the lesser of (i) the expense limitation in effect at the time of waiver and (ii) expense limitation in effect at the time of recapture, and ensure that the recoupment disclosure is consistent throughout the registration statement.

Response: The disclosure in the footnote above has been revised in the Filing, as requested.

55.	Comment: Please confirm that the management fee disclosure in the fee table will be based on net assets, and not gross assets.

Response: We supplementally confirm that the management fee disclosure in the fee table will be based on net assets.

56.

Comment: Please disclose that the Fund does not intended to qualify as a RIC under Subchapter M of the Internal Revenue Code and expand upon the tax consequences to non-residents of Puerto Rico that purchase securities offered by the Fund. Also prominently disclose that securityholders that are not residents of Puerto Rico may have adverse tax consequences for US federal income tax purposes.

Response: The Amended Registration Statement includes disclosure that the Fund does not intend to qualify as a RIC under Subchapter M of the Internal Revenue Code. The Amended Registration Statement includes additional disclosure regarding the tax consequences to non-residents of Puerto Rico that purchase securities offered by the Fund, and that securityholders that are not residents of Puerto Rico may have adverse tax consequences for US federal income tax purposes.

57.

Comment: Please explain supplementally how the Fund intends to present its financial statements, including statements of changes in net assets, and financial highlights, in the first N-CSR filed after the effective date of the Registration Statement (i.e., will the Fund carryover historical information from periods prior to when the Fund was registered under the Investment Company Act).

Response: The Fund has included, in its statement of changes in net assets and financial highlights, in the first N-CSR filed after the effective date of the Registration Statement, which is the Semi-Annual Report for the period ended June 30, 2021, historical information from periods prior to when the Fund registered under the Investment Company Act.

58.	Comment: Please confirm that the Fund will include an auditor’s consent in a subsequent amendment.

Response: The Fund will include an auditor’s consent in a subsequent filing of the Registration Statement.

59.	Comment: Please represent to us in correspondence that the Fund will not begin selling shares under the new Registration Statement until the Fund has net assets of at least $100,000.

Response: We confirm that the Fund will not begin selling shares under the new Registration Statement until the Fund has net assets of at least $100,000.

SUPPLEMENTAL COMMENTS

60.

Comment: The Registration Statement contains disclosure indicating that a supermajority is required to change fundamental policies. This is also included in the Fund’s Certificate of Incorporation. Please revise to match the Investment Company Act majority of voting securities requirement.

Response: We respectfully submit that a charter with a voting provision to change the fund’s sub-classification or fundamental policies on a basis stricter than that required by Section 13 of the 1940 Act should not be viewed as inconsistent with the 1940 Act, and should be able to remain without amendment.    We provide three examples below supporting a fund’s use of supermajority voting provisions (i.e., voting provisions that are stricter than the 1940 Act majority):

1)

The current instructions to Item 16 of Form N-1A require registrants to state whether shareholder approval is necessary to change any policy specified in paragraph (c)(1) of Item 16 and if so, to describe the vote required to obtain this approval. This instruction thereby acknowledges, at least implicitly, that the majority vote standard of the 1940 Act is not exclusive. Moreover, old Guideline 14 to the preparation of Form N-1A (see attached release) provided further guidance to fund registrants, namely that, “when the requisite vote required by the registrant’s charter or by-laws is stricter than that required by the 1940 Act to change a policy (see section 2(a)(42) and section 13), the response in the Statement of Additional Information to Item 13 [now item 16] should so indicate.” Guideline 14 is also cited in Lemke, Lins and Smith, Regulation of Investment Companies, § 7.10 at note 21 and accompanying text. Although the old guidelines are no longer applicable to the current Form N-1A, they represent a historical acknowledgment by the Staff that fund charters and by-laws may provide for voting provisions stricter than a 1940 Act majority.

2)

As an example of the view of practitioners in the 1940 Act area, in a Venable LLP client alert from May 12, 2010 entitled “Protecting Closed-End Investment Companies under Maryland Law,” in the context of protecting new closed-end funds, Venable states that, “[t]he charter may require supermajority stockholder votes for certain extraordinary corporate actions, such as conversion to an open-end company or dissolution, unless approved by a supermajority vote of the directors or by a specified percentage of continuing directors.” The link to the Venable client alert is: https://www.venable.com/-/media/files/publications/2010/05/client-memo-protecting-closedend-investment-compan/files/client-memo-protecting-closedend-investment-compan/fileattachment/clientsandfriendsmemoprotectingclosedendfunds511.pdf.

3)

In an ICI report entitled “Analysis of Fund Proxy Campaigns: 2012–2019” submitted to the SEC in December 2019 (see attached), there is a statement suggesting that the ICI believes that a fund’s organizational documents containing higher quorum/voting requirements than required by the 1940 Act or its rules should control. The statement can be found on page A-4 of the Appendix of the ICI report. See the excerpt below (in boldface):

This would permit funds to more practically obtain shareholder approval for matters that both the board and an overwhelming percentage of voting shareholders approved. Indeed, our Recommendation would require funds to achieve a higher percentage of shareholder votes actually cast than the statute’s provisions (75 percent or more, compared to 67 or more or more than 50 percent, depending on the statutory prong).1 Of course, such a rule would not override other applicable legal and regulatory requirements (e.g., state law or existing requirements in a fund’s organizational documents).2 Rather, it would provide a measure of relief in those instances where the 1940 Act unjustifiably impedes funds’ ability to seek and obtain shareholder approval in a reasonable and cost-effective way.

We note further that in a recent call, the Staff noted the provisions of the Certificates permitting indemnification of officers and directors by the funds to the extent permitted by Puerto Rico law. The Staff asked for confirmation that such a provision would not allow indemnification in excess of what is permitted under Section 17(h) of the 1940 Act. We have consulted with Puerto Rico counsel and they confirmed again that such would not be the case. Rather, the disabling conduct specified in Section 17(h) would also preclude indemnification under Puerto Rico law.

Finally, the Staff noted the provisions of the Certificates stating that to the extent permitted by Puerto Rico law, no officer or director can be liable for monetary damages; you noted that this language seems inconsistent with Section 11 of the 1933 Act. The Funds acknowledge and agree that to the extent inconsistent, Section 11 is determinative.

In a subsequent telephone call the Staff requested the addition of disclosure to the Prospectus to state that certain charter provisions might be void and unenforceable under the Investment Company Act including, without limitation, provisions (i) permitting indemnification of officers and directors to the fullest extent permitted by Puerto Rico law, (ii) setting forth the required vote for changes to fundamental policies of the fund, and (iii) stating that to the fullest extent permitted by Puerto Rico law, no officer or director will be liable to the fund or shareholders. We have included this disclosure in the Filing.

61.

Comment: Under the heading “Investment Objective and Fundamental Policies” in the SAI, state the required vote as it exists in the charter, and state that with respect to these voting requirements or standards, the Fund will take no-action that is at that time inconsistent with the Investment Company Act.

Response: The disclosure under the heading “Investment Objective and Fundamental Policies” in the SAI states the required vote as it exists in the charter, with an additional

[1]	We would not object if the SEC instead deferred to state law and funds’ organizational documents in lieu of setting a minimum affirmative vote threshold in any rule or guidance.
[2]	For instance, if applicable state law or a fund’s organizational documents set a higher quorum requirement, that higher requirement would continue to control.

explanatory note that with respect to these voting requirements or standards, the Fund will take no action that is at that time inconsistent with the Investment Company Act).

* * *

Please do not hesitate to contact the undersigned (212-839-5969) with any comments or questions you might have.

Very truly yours,

/s/ Carla G. Teodoro
Carla G. Teodoro

CC:

Jesse C. Kean

Andrew Friedman